LEASES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
LEASES

NOTE 9 – LEASES:

The Group has lease contracts for office facilities (including a lab) and motor vehicles used in its operations. Leases of office and lab facilities generally have lease term of 12 years, motor vehicles generally have lease terms of 3 years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office and lab facilities	Motor vehicles	Total
At January 1, 2022	446	20	466
Additions	49	—	49
Foreign currency translation	(35)	(6)	(41)
Deductions	(7)	(14)	(21)
Depreciation expense	(39)	—	(39)
As at December 31, 2022	414	—	414

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 9 – LEASES (CONT.):

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	December 31, 2022	December 31, 2021
At January 1,	503	589
Additions	49	—
Deductions	(21)	—
Accretion of interest	51	47
Foreign exchange differences	(57)	(35)
Lease Payments	(55)	(98)
As at December 31,	470	503

Current	30	37
Non-current	440	466

The following are the amounts recognized in profit or loss:

	December 31, 2022	December 31, 2021
Depreciation expense of right-of-use assets	39	72
Interest expense on lease liabilities	51	47
Foreign Exchange different	16	(35)
Expense relating to short-term leases	-	-
Total amount recognized in profit or loss	106	84